MINERAL PROPERTIES (Tables)	12 Months Ended
Aug. 31, 2024
Disclosure of exploration and evaluation assets [Abstract]
Disclosure of detailed information about total capitalized costs for Waterberg Project [Table Text Block]

Balance August 31, 2022	$40,373
Additions	4,900
Foreign currency translation adjustment	(3,659)
Balance August 31, 2023	$41,614
Additions	3,016
Foreign currency translation adjustment	2,399
Balance August 31, 2024	$47,029